Income Taxes - Schedule of Reconciliation of Income Tax Expense to Amount Computed at the Federal Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax at statutory rate	$ (329,603)	$ (263,361)	$ (335,469)
State income taxes	(119,881)	(73,976)	(119,659)
Valuation allowance	20,974	106,548	81,522
Tax settlements	0	(33,384)	0
Federal and state tax credits	(3,079)	(11,628)	(7,908)
Other	3,552	(19,492)	5,738
Total income tax benefit	$ (428,037)	$ (295,293)	$ (375,776)
Effective tax rate	27.30%	23.50%	23.50%